Prepaid expenses	12 Months Ended
Dec. 31, 2024
Prepaid expenses
Prepaid expenses

Note 4 – Prepaid expenses

At December 31, 2024 and 2023, equipment consisted of the following:

	December 31,	December 31,
	2024	2023
Insurance	$19,807	$10,431
Legal retainer	30,000	-
Security deposit	7,819	-
Other prepaid operating expenses	16,503	240
	$74,129	$10,671